Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CTIVP® – Victory Sycamore Established Value Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 27,101	$ 24,661	$ 22,435	$ 23,070	$ 17,491	$ 16,188	$ 12,627	$ 14,026	$ 12,109	$ 10,027	$ 10,000
CTIVP® – Victory Sycamore Established Value Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 26,442	24,120	21,992	22,673	17,235	15,988	12,505	13,925	12,052	10,000	10,000
CTIVP® – Victory Sycamore Established Value Fund - Class 3
Account Value [Line Items]
Line Graph and Table Measure Name	Class 3
Account Value	$ 26,779	24,396	22,217	22,877	17,364	16,092	12,571	13,983	12,083	10,016	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Value Index
Account Value	$ 21,798	$ 19,278	$ 17,104	$ 19,443	$ 15,150	$ 14,433	$ 11,359	$ 12,951	$ 11,426	$ 9,522	$ 10,000